Consolidated statement of cash flows (Parenthetical) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash and cash equivalents at the end of year 2016 and 2017 do not reconcile to Note 15 by 24 and 29 respectively, due to - the amount of cash classified as part of assets held for sale as of December 31, 2016 and 2017.	₽ 29	₽ 24